Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Net loss per share

Note 18. Net loss per share

The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Years ended December 31,
	2024	2023	2022
Net loss	(78,209)	(247,862)	(114,206)
Weighted average shares outstanding—basic and diluted(i)	30,271,959	23,090,092	17,623,570
Net loss per ordinary share—basic and diluted	(2.58)	(10.73)	(6.48)

(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.

Basic net loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The Group reported a net loss for the years ended December 31, 2024, 2023, and 2022, therefore, potentially dilutive instruments, are excluded in the calculation of weighted average number of ordinary shares, including those related to share options and subscription rights outstanding, as their impact is anti-dilutive. These options and variable shares, per the subscription rights agreements, could potentially dilute basic earnings per share in the future, as well as shares that will be issued in the future related to renegotiations of the deferred and contingent consideration and additional subscription rights issued.